Document	Feb. 19, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Registrant Name	Shell Midstream Partners, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36710
Entity Tax Identification Number	46-5223743
Entity Address, Address Line One	150 N. Dairy Ashford
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	832
Local Phone Number	337-2034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001610466
Amendment Flag	false